Changes In Fair Value On Financial Assets Measured At FVTPL - Additional Information (Detail) $ in Thousands	12 Months Ended
Apr. 30, 2022 HKD ($)
Disclosure Of Changes In Fair Value On Financial Assets Measured At Fair Value Through Profit Or Loss [Line Items]
Disposal of financial asset measured at FVTPL	$ 254,951
Gain on disposal	130,562
Prepayment And Other Receivables [Member]
Disclosure Of Changes In Fair Value On Financial Assets Measured At Fair Value Through Profit Or Loss [Line Items]
Consideration receivable	$ 258,176